SHARE-BASED COMPENSATION (Details 2) (Stock options) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($) item	Dec. 31, 2013 CNY	Dec. 31, 2013 Minimum item	Dec. 31, 2012 Minimum item	Dec. 31, 2013 Maximum item	Dec. 31, 2012 Maximum item	Dec. 31, 2013 Tudou option holders CNY	Dec. 31, 2012 Tudou option holders CNY	Aug. 23, 2012 Tudou option holders
Number of shares
Outstanding, beginning of period (in shares)	144,760,968
Granted (in shares)	18,308,268
Exercised (in shares)	(51,672,672)
Forfeited (in shares)	(12,644,892)
Outstanding, end of period (in shares)	98,751,672	144,760,968
Vested and expected to vest, end of period (in shares)	95,685,150
Exercisable, end of period (in shares)	66,631,986
Weighted- average exercise price
Outstanding, beginning of period (in dollars per share)	$ 0.3530
Granted (in dollars per share)	$ 1.0249
Exercised (in dollars per share)	$ 0.3173
Forfeited (in dollars per share)	$ 0.6893
Outstanding, end of period (in dollars per share)	$ 0.4532	$ 0.3530
Vested and expected to vest, end of period (in dollars per share)	$ 0.4373
Exercisable, end of period (in dollars per share)	$ 0.2572
Weighted-average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 0.3507
Granted (in dollars per share)	$ 0.5375	$ 0.5508	$ 0.7350
Exercised (in dollars per share)	$ 0.4738
Forfeited (in dollars per share)	$ 0.5368
Outstanding at the end of the period (in dollars per share)	$ 0.2971	$ 0.3507
Vested and expected to vest, end of period (in dollars per share)	$ 0.2882
Exercisable, end of period (in dollars per share)	$ 0.1843
Weighted-average remaining contractual life
Outstanding, end of period	6 years 11 days	5 years 11 months 8 days
Vested and expected to vest, end of period	5 years 11 months 8 days
Exercisable, end of period	4 years 11 months 23 days
Aggregate intrinsic value
Outstanding, end of period	$ 121,472	$ 96,544
Vested and expected to vest, end of period	119,220
Exercisable, end of period	95,024
Other activity
Share exchange ratio (in shares)											7.177
Incremental share based compensation expense										78,063
Additional share based compensation cost										12,487
Total intrinsic value	44,261	46,421	7,141
Total fair value of awards vested	8,345	4,836	3,249
Unrecognized share-based compensation cost
Unrecognized share based compensation expense	$ 11,196			67,780					65,576
Remaining vesting period	3 years 7 days								2 years 9 months 11 days
Weighted average assumptions
Risk-free interest rate, minimum (as a percent)	2.10%
Risk-free interest rate, maximum (as a percent)	2.80%
Risk-free interest rate (as a percent)		2.20%	2.20%
Expected volatility range, minimum (as a percent)	54.00%
Expected volatility range, maximum (as a percent)	57.00%
Expected volatility rate (as a percent)		52.00%	55.80%
Sub-optimal early exercise factor			2		2	2	3	3